Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 4,554,335	$ 25,752,659
Accounts receivable, net	149,731
Inventories	364,052
Prepaid expenses and other current assets	770,153	469,232
Total current assets	5,838,271	26,257,741
Prepaid expenses, long-term	17,423	38,617
Property and equipment, net	60,654	14,089
Deferred offering costs	366,113
Operating right of use asset	148,542
Intangible assets, net	25,410,887
Goodwill	55,676,142
Total assets	87,518,032	26,310,447
Current liabilities
Accounts payable	5,295,114	1,499,296
Accrued expenses	2,199,867	2,409,128
Notes payable, net of debt discount of $381,627	9,618,373
Operating lease liability, current	74,252
Contingent warrant liability	2,641	14,021
Total current liabilities	17,190,247	3,922,445
Note payable	118,857
Subscription agreement liability	864,000
Pension benefit obligation	556,296
Operating lease liability, net of current portion	74,290
Deferred tax liability, net	3,073,781
Total liabilities	21,877,471	3,922,445
Commitments and Contingencies (see Note 10)
Series B Convertible Redeemable Preferred stock, $0.00001 par value, 2,700,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; 2,696,729 and 0 shares issued and outstanding at December 31, 2023 and 2022, respectively	64,236,085
Stockholders’ equity (deficit)
Series A Convertible Preferred stock, $0.00001 par value, 10,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; 3,000 and 0 shares issued and outstanding at December 31, 2023 and 2022, respectively; Liquidation preference of $3,000,000 and $0 at December 31, 2023 and 2022, respectively.
Common stock, $0.00001 par value, 250,000,000 shares authorized at December 31, 2023 and 2022; 22,841,975 and 15,724,957 shares issued at December 31, 2023 and 2022, respectively; 22,324,576 and 15,265,228 shares outstanding at December 31, 2023 and 2022, respectively	228	157
Additional paid-in-capital	49,428,809	42,331,155
Treasury stock, at cost; 517,399 and 459,729 shares of common stock at December 31, 2023 and 2022, respectively	(625,791)	(566,810)
Accumulated deficit	(56,786,194)	(19,376,500)
Accumulated other comprehensive income	2,380,920
Total Onconetix stockholders’ equity (deficit)	(5,602,028)	22,388,002
Non-controlling interest	7,006,504
Total stockholders’ equity	1,404,476	22,388,002
Total liabilities, convertible redeemable preferred stock, and stockholders’ equity (deficit)	87,518,032	26,310,447
Related Party
Current assets
Receivable from related parties, net		$ 35,850